Long-Term Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Long-Term Borrowings
8.	LONG-TERM BORROWINGS

	As at December 31,	As at December 31,
	2019 $	2018 $
Current portion of long-term borrowings
Accrued interest	2,662	338
Other liabilities	449	201
	3,111	539
Long-term borrowings
Credit facility (net of financing costs)	83,043	17,356
Share of Joint Operation borrowings	28,845	-
Other liabilities	5,222	671
	117,110	18,027
	120,221	18,566

8.	LONG-TERM BORROWINGS (continued)

Credit Facility

During the year ended December 31, 2019, the Company received $66,250 from its drawdowns of the $205,000 senior credit facility, comprised of $43,063 from Ganfeng and $23,187 from BCP Innovation Pte Ltd. (“Bangchak”). The total drawn under the facility as at December 31, 2019, was $83,750. The credit facility has a term of six years from August 8, 2018, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six. Repayments of borrowings made under the credit facility must start on August 8, 2022, being the fourth anniversary of the first drawdown date, in an amount equal to 75% of Minera Exar’s Free Cash Flow (as defined in the credit facility agreement). As security for the facility, the Company granted to the lenders a first priority security interest in all assets except those that represent its ownership interest in the Cauchari-Olaroz Project.

Joint Operation borrowings

The Company recognized its 62.5% share of Exar Capital B.V. loans received from Ganfeng. Loans are non-interest bearing and have a $28,845 carrying value (discounted) and a $59,694 face value net of financing costs as at December 31, 2019.

Limited Recourse Loan Facility

In October 2018, Ganfeng provided Lithium Americas with a $100,000 unsecured, limited recourse, subordinated loan facility (the “Limited Recourse Loan Facility”) bearing an interest rate of 1-month LIBOR plus 5.5% (subject to an aggregate maximum interest rate of 10% per annum). The loan facility is repayable in an amount of 50% of Minera Exar’s cash flows and repayment will start once the Company’s obligations with respect to the $205,000 senior credit facility are met. The Company had not made any drawdowns on the Limited Recourse Loan Facility as at December 31, 2019 (refer to Note 19, Subsequent events).

The $205,000 senior credit facility and the Limited Recourse Loan Facility contain operating and reporting covenants, which the Company was in compliance with as at December 31, 2019.

Other Liabilities

Other liabilities consist of lease liabilities, $1,500 mining contractor liability (Note 12) and the Company’s share of Minera Exar long-term liabilities recorded as a result of joint operation accounting, including a $2,236 long-term payable for certain mining properties that comprised a portion of the Cauchari-Olaroz project, acquired by the Company in 2018 upon exercise of the Los Boros option agreement (Note 5).